Financial instruments - Schedule of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 172,359	$ 51,428	$ 11,157	$ 66,427
Trade receivables	69,740	160,217
Other current assets	1,244	6,361
Receivables from related parties	438	118
Other long-term assets	3,604	213
Financial assets at amortised cost	$ 247,385	$ 218,337